Note 40 - Financial Instruments Risks (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Financial Instruments Risks Abstract
Maximum Credit Risk Exposure of Impaired Financial Guarantees and Other Commitments	$ 84,661,000
Confidence Level of VAR	99%
Financial Guarantees and Loan Commitments Issued Which May Derived in Outflows on Demand	$ 143,028,291,000	$ 163,942,824,000	$ 128,772,673,000